Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
November 30, 2021

Dates Covered
Collections Period	11/01/21 - 11/30/21
Interest Accrual Period	11/15/21 - 12/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/21	381,583,833.39	23,480
Yield Supplement Overcollateralization Amount 10/31/21	9,508,254.05	0
Receivables Balance 10/31/21	391,092,087.44	23,480
Principal Payments	19,504,259.03	826
Defaulted Receivables	161,315.97	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	8,819,352.52	0
Pool Balance at 11/30/21	362,607,159.92	22,645

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.00%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,903,134.39	197
Past Due 61-90 days	1,098,345.50	52
Past Due 91-120 days	180,610.03	11
Past Due 121+ days	0.00	0
Total	5,182,089.92	260

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.40%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	116,807.54
Aggregate Net Losses/(Gains) - November 2021	44,508.43
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.14%
Prior Net Losses/(Gains) Ratio	0.20%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	0.03%
Four Month Average	0.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.63%
Weighted Average Contract Rate, Yield Adjusted	6.21%
Weighted Average Remaining Term	40.29

Flow of Funds	$ Amount
Collections	21,152,113.03
Investment Earnings on Cash Accounts	88.15
Servicing Fee	(325,910.07)
Transfer to Collection Account	-
Available Funds	20,826,291.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	539,738.28
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	13,576,992.62
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,218,079.36

Total Distributions of Available Funds	20,826,291.11

Servicing Fee	325,910.07
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 11/15/21	376,184,152.54
Principal Paid	18,976,673.47
Note Balance @ 12/15/21	357,207,479.07

Class A-1
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2a
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2b
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-3
Note Balance @ 11/15/21	247,284,152.54
Principal Paid	18,976,673.47
Note Balance @ 12/15/21	228,307,479.07
Note Factor @ 12/15/21	67.7932949%

Class A-4
Note Balance @ 11/15/21	80,300,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	80,300,000.00
Note Factor @ 12/15/21	100.0000000%

Class B
Note Balance @ 11/15/21	32,400,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	32,400,000.00
Note Factor @ 12/15/21	100.0000000%

Class C
Note Balance @ 11/15/21	16,200,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	16,200,000.00
Note Factor @ 12/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	631,538.28
Total Principal Paid	18,976,673.47
Total Paid	19,608,211.75

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.08950%
Coupon	0.31950%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	403,897.45
Principal Paid	18,976,673.47
Total Paid to A-3 Holders	19,380,570.92

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5862613
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.6161762
Total Distribution Amount	18.2024375

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1993273
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.3490616
Total A-3 Distribution Amount	57.5483889

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	715.46
Noteholders' Principal Distributable Amount	284.54

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/21	2,699,840.43
Investment Earnings	57.91
Investment Earnings Paid	(57.91)
Deposit/(Withdrawal)	-
Balance as of 12/15/21	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,641,557.68	$1,411,707.73	$1,754,910.61
Number of Extensions	76	62	83
Ratio of extensions to Beginning of Period Receivables Balance	0.42%	0.34%	0.41%